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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from January 1, 2008 to January 31, 2008

             Commission File Number of issuing entity: 333-140610-32

           RALI SERIES 2008-QR1 TRUST (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-140610

                        RESIDENTIAL ACCREDIT LOANS, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

                 New York                                         None
     (State or other jurisdiction of                       (I.R.S. Employer
  incorporation or organization of the                     Identification No.)
             issuing entity)

c/o Residential Funding Company, LLC, as
      Certificate Administrator                                   55423
    One Meridian Crossings, Suite 100                             (Zip Code)
          Minneapolis, MN 55423

(Address of principal executive offices
          of issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                     Name of
                                                                     exchange
                               Section      Section     Section    (If Section
                                 12(b)       12(g)       15(d)         12(b))
Mortgage Asset-Backed
Pass-Through Certificates,
Series 2008-QR1, in the
classes  specified herein        [___]       [___]        [ X ]   ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes X   No ___


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2008-QR1 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated February 7, 2008, and related Prospectus dated April 9, 2007 (collectively, the "Prospectus"), of the RALI Series 2008-QR1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class I-A-1, Class I-A-2, Class I-A-3, Class I-A-4, Class II-A-1, Class II-A-2, Class II-A-3, Class R-I and Class R-II Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

For  information  with respect to the RALI Series  2006-QS11  Trust,  please see
Exhibit 99.2, which is incorporated herein by this reference.

For  information  with respect to the RALI Series  2006-QS12  Trust,  please see
Exhibit 99.3, which is incorporated herein by this reference.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


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ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1 February 2008 Monthly Statement to holders of the RALI Series 2008-QR1 Certificates

Exhibit 99.2 February 2008 Monthly Statement to holders of the RALI Series 2006-QS11 Certificates

Exhibit 99.3 February 2008 Monthly Statement to holders of the RALI Series 2006-QS12 Certificates

       (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Trust Agreement, dated as of February 8, 2008, among Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC, as certificate administrator, and Deutsche Bank Trust Company Americas, as trustee and supplemental interest trust trustee (incorporated by reference to the exhibits with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 22, 2008).

Exhibit 10.2 Corridor Agreement, dated as of February 8, 2008, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as Supplemental Interest Trust Trustee on behalf of the Supplemental Interest Trust with respect to the RALI Series 2008-QR1 Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2008-QR1, and Credit Suisse International, which is comprised of a Confirmation and Schedule (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 22,
               2008).

Exhibit 99.1 February 2008 Monthly Statement to holders of the RALI Series 2008-QR1 Certificates

Exhibit 99.2 February 2008 Monthly Statement to holders of the RALI Series 2006-QS11 Certificates

Exhibit 99.3 February 2008 Monthly Statement to holders of the RALI Series 2006-QS12 Certificates


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  February 25, 2008



                              RALI Series 2008-QR1 Trust
                              (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                   as Certificate Administrator


                                       By:  /s/ Darsi Meyer
                                            Name:   Darsi Meyer
                                            Title:  Director


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               EXHIBIT 99.1 -- MONTHLY STATEMENT TO HOLDERS OF THE
                        RALI SERIES 2008-QR1 CERTIFICATES


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               EXHIBIT 99.2 -- MONTHLY STATEMENT TO HOLDERS OF THE
                       RALI SERIES 2006-QS11 CERTIFICATES


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               EXHIBIT 99.3 -- MONTHLY STATEMENT TO HOLDERS OF THE
                       RALI SERIES 2006-QS12 CERTIFICATES


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